Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxation

Note 12 - Taxation

BVI

Under the current laws of the BVI, the Group is not subject to taxes on income or capital gains.

Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

Hong Kong

The entities incorporated in Hong Kong are subject to the Hong Kong profits tax rate at 16.5%.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. In addition, Cloud Services obtained the Hi-Tech Enterprise certificate and is entitled to a preferential income tax rate of 15% for 2017, 2018, and 2019. Cloud Services was granted the Certification of Software Company on November 30, 2018. Pursuant to such certificate, Cloud Services qualifies for a tax holiday during which it is entitled to an exemption from enterprise income tax for two years commencing from its first profit-making year and a 50% reduction of enterprise income tax for the following three years.

For Cloud Services, tax year 2018 was considered the second profit-making year and accordingly, Cloud Services was exempted from EIT for the year of 2018. Starting from January 1, 2019 to December 31, 2021, Cloud Services is qualified for the reduced tax rate of 12.5%.

For the year ended December 31, 2018, Shanghai Puhui qualified for preferential tax treatment available to small and low-profit enterprises, and only 50% of its income was subject to tax and at the preferential rate of 20%.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company, is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of the PRC, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The British Virgin Islands, where the Company incorporated, does not have such tax treaty with the PRC. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it does not have any retained earnings for any of the periods presented.

	For the Year Ended December 31,
	2018	2017	2016

Current income tax	$16,576,316	$1,181,550	$3,416

Deferred income tax	2,684,232	11,166,845	(2,810,102)

Income tax expense (benefits)	$19,260,548	$12,348,395	$(2,806,686)

Reconciliation of the differences between the applicable tax rate and the effective tax rate

The following table sets forth the reconciliation between the applicable EIT rate and the effective tax rate

	For the Years Ended December 31,
	2018		2017		2016
Income (loss) before income tax	$79,269,005		$48,192,693		$(16,060,109)

Tax calculated at the applicable tax rate (25%)	19,817,251	25%	12,048,173	25%	(4,015,027)	25%
Tax effects of:
Difference in overseas tax rates	387,093	0%	442,032	1%	648,277	(4)%
Effect of tax holiday and preferential tax rate	(1,803,388)	(2)%	(663,664)	(1)%	279,648	(2)%
Expenses not deductible for tax purposes	175,621	0%	267,584	1%	43,452	0%
Unrecognized deductible tax losses	14,118	0%	10,529	0%	95,982	(1)%
Research and development tax credit	(180,468)	0%	(197,345)	0%	-
Valuation allowances	850,321	1%	441,086	1%	140,982	(1)%

Income tax expense/(benefits)	$19,260,548	24%	$12,348,395	27%	$(2,806,686)	17%

Deferred tax assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The principal components of the deferred tax assets are as follows:

	As of December 31,
	2018	2017
Accrued employee benefits	$-	$8,470
Allowance for bad debts expense - other receivables/accounts receivables	178,271	345,764
Advertising expenses	241,601
Operating loss carryforwards, net	7,170,804	9,590,434
	7,590,676	9,944,668

Less: valuation allowances	(2,968,926)	(2,231,285)
	$4,621,750	$7,713,383

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The Group has recorded valuation allowances of $2,968,926 and $2,231,285 as of December 31, 2018 and 2017, respectively to reflect the estimated amount of deferred tax assets that may not be realized. The net operating loss carryforwards was $28,683,216, $ 38,361,736, and $79,987,735 as of December 31, 2018, 2017 and 2016 respectively.

According to PRC tax regulations, the PRC net operating loss can generally be carried forward for no more than five years starting from the year subsequent to the year that the loss was incurred. Carryback of losses is not permitted. Net operating loss begins to expire in 2021.

Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2018, 2017 and 2016, the Group did not have any unrecognized tax benefits.